--------------------------------------------------------------------------------
SCHRODER HIGH YIELD INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT MANAGER

Schroder Capital Management Inc. ("SCM"), is a wholly owned subsidiary of Schroder plc. SCM or its affiliates have been investment managers since Wertheim & Co. was founded in 1927. The firm was renamed in 1995 following its integration with the Schroder Investment Management Group which manages in excess of $150 billion for clients globally. The new organization now has an expanded capital base as well as total global representation in financial markets. As of March 31, 1997, SCM had over $4 billion in assets under management.

MANAGEMENT DISCUSSION AND ANALYSIS AS OF APRIL 30, 1997

As of April 30, 1997, the net assets of the Schroder High Yield Income Fund were $14,249,337. Over the six month period, the Fund returned 0.05% compared with its benchmark, the Salomon Brothers High Yield Market Index, which returned 4.91%. During this period of general market strength the Fund's underperformance was due primarily to material price declines in a small group of investments which suffered from specific negative events such as Heartland Wireless Commerce, Inc. announcing a material downward revision in its subscriber count followed by the resignation of the senior management team, along with its generally more conservative profile than the Index.

During the six month period, exposure to the gaming and cable and media sectors was reduced due to management's perception of weak fundamentals in those areas. Exposure to the building products and home building sectors was reduced in anticipation of the negative impact on consumer demand as a result of management's forecast of higher interest rates. The Fund also reduced its holdings in the healthcare and airline sectors as these areas are more interest sensitive, due their high average credit quality. During the most recent quarter, the Fund increased its exposure to the food and beverage and utility sectors, increasing the exposure to non-cyclical investments as well as adding exposure to the leisure sector to capitalize on the growth in personal income.

The Schroder High Yield Income Fund dissolved on June 16, 1997. At that date, all existing investments in the Fund were sold and assets were distributed to shareholders.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER HIGH YIELD INCOME FUND
--------------------------------------------------------------------------------


                    Portfolio Characteristics as of April 30, 1997


                                   TOP TEN HOLDINGS

SECURITY                                                        % OF NET ASSETS
--------------------------------------------------------------------------------

Energy Ventures
NOTE 10.25% 3/15/04                                                   3.8%
Veritas DGC Inc.
NOTE  9.75% 10/15/03                                                  3.5%
Owens Illinois Inc.
DEBENTURE 11.00% 12/01/03                                             3.3%
Host Marriott Travel Plaza
NOTE 9.50% 5/15/05                                                    3.2%
Guess, Inc.
NOTE 9.50% 8/15/03                                                    3.2%
Teleport Communications
NOTE 9.875% 7/1/06                                                    3.1%
Carbide/Graphite Group
NOTE 11.50% 9/01/03                                                   3.1%
Freeport McMoran
NOTE 8.75% 2/15/04                                                    3.0%
Videotron Group
NOTE 10.625% 2/15/03                                                  3.0%
Plains Resources
NOTE 10. 25% 3/15/06                                                  2.9%
                                                                    ------

Total                                                                32.1%



                                INVESTMENT BY INDUSTRY

INDUSTRY                                                         % OF NET ASSETS
--------------------------------------------------------------------------------

Basic Industry                                                       10.7%
Capital Goods                                                         2.3%
Consumer Cyclical                                                     5.7%
Consumer Staples                                                      9.9%
Energy                                                               13.2%
Financial Services                                                    2.2%
Media                                                                10.2%
Transportation                                                        2.2%
Utilities                                                            10.4%
Short Term Commercial Paper                                          30.8%
Cash Equivalents and Other Net Assets                                 2.4%
                                                                    ------
Total                                                               100.0%


                                   CREDIT QUALITY

RATING                                          % OF MARKET VALUE OF INVESTMENTS
--------------------------------------------------------------------------------

A1/P1 (C/P)                                                          27.6%
BB                                                                   29.7%
B                                                                    42.7%
CCC                                                                   0.0%
NR                                                                    0.0%
                                                                    ------
Total                                                               100.0%

--------------------------------------------------------------------------------
                                          2

--------------------------------------------------------------------------------
SCHRODER HIGH YIELD INCOME FUND
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION

                                  ONE YEAR ENDED   INCEPTION TO    ONE YEAR ENDED   INCEPTION TO
                                  MARCH 31, 1997  MARCH 31, 1997*  APRIL 30, 1997  APRIL 30, 1997*
                                  ----------------------------------------------------------------
Schroder High Yield Income Fund...     4.79%           3.63%            4.60%           3.66%

* From commencement of operations (February 16, 1994)

"TOTAL RETURN" IS CALCULATED INCLUDING REINVESTMENT OF ALL INCOME DIVIDENDS. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN THE FUND AND THE RETURN ON INVESTMENT BOTH WILL FLUCTUATE AND REDEMPTION PROCEEDS MAY BE HIGHER OR LOWER THAN AN INVESTOR'S ORIGINAL COST.

THE VIEWS EXPRESSED IN THIS REPORT WERE THOSE OF THE FUND'S PORTFOLIO MANAGER AS OF THE DATES SPECIFIED, AND MAY NOT REFLECT THE VIEWS OF THE PORTFOLIO MANAGER ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANY TIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUND IN UNDERSTANDING THEIR INVESTMENTS IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE: INVESTORS SHOULD CONSULT THEIR OWN INVESTMENT PROFESSIONALS AS TO THEIR INDIVIDUAL INVESTMENT PROGRAMS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHRODER HIGH YIELD INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
APRIL 30, 1997 (UNAUDITED)

Principal
Amount $                                                         Value $
---------                                                        -------
              CORPORATE BONDS
              AEROSPACE/DEFENSE - (2.2%)
  325,000     Tracor, Incorporated
              8.500% 03/01/2007 (1)                                319,313
                                                                 ---------
              BASIC INDUSTRY - (6.4%)
  400,000     Carbide/Graphite Group,
              Incorporated
              11.500% 09/01/2003                                   435,000
  425,000     Owens Illinois, Incorporated
              11.000% 12/01/2003                                   473,344
                                                                 ---------

                                                                   908,344
              CABLE AND MEDIA - (10.9%)
  425,000     Heartland Wireless Commerce,
              Incorporated
              13.000% 04/15/2003                                   159,375
  150,000     TCI Communications, Incorporated
              6.875% 02/15/2006                                    137,768
  425,000     Teleport Communications Group,
              Incorporated
              9.875% 07/01/2006                                    444,125
  150,000     Time Warner, Incorporated
              7.750% 06/15/2005                                    151,411
  385,000     Videotron Group Limited
              10.625% 02/15/2005                                   422,537
  350,000     Wireless One, Incorporated
              13.000% 10/15/2003                                   231,000
                                                                 ---------
                                                                 1,546,216
              CHEMICALS - (3.0%)
  425,000     Freeport McMoran Resource, LP
              8.750% 02/15/2004                                    431,375
                                                                 ---------

              CONSUMER/NON-DURABLES - (2.1%)
  275,000     Coty, Incorporated
              10.250% 05/01/2005                                   291,500
                                                                 ---------


Principal
Amount $                                                         Value $
--------                                                         -------
              ENERGY - (13.2%)
  500,000     Energy Ventures, Incorporated
              10.250% 03/15/2004                                   537,500
  350,000     Flores & Rucks, Incorporated
              13.500% 12/01/2004                                   413,000
  400,000     Plains Resources, Incorporated
              10.250% 03/15/2006                                   418,000
  500,000     Veritas DGC, Incorporated
              9.750% 10/15/2003                                    505,000
                                                                 ---------
                                                                 1,873,500
              ENTERTAINMENT - (2.4%)
  350,000     AMC Entertainment,
              Incorporated
              9.500% 03/15/2009 (1)                                347,375
                                                                 ---------

              FINANCE - (2.2%)
  325,000     DVI, Incorporated
              9.875% 02/01/2004                                    317,688
                                                                 ---------

              FINANCIAL SERVICES - (4.9%)
  700,000     General Motors Acceptance
              Corporation
              5.520% 05/15/1997                                    698,505
                                                                 ---------

              HEALTHCARE - (1.9%)
  275,000     Universal Health Services,
              Incorporated
              8.750% 08/15/2005                                    276,375
                                                                 ---------

              MANUFACTURING - (7.0%)
  175,000     Buckeye Cellulose Corporation
              8.500% 12/15/2005                                    171,062
  375,000     Envirodyne Industries,
              Incorporated
              10.250% 12/01/2001                                   369,375
  450,000     Guess, Incorporated
              9.500% 08/15/2003                                    454,500
                                                                 ---------
                                                                   994,937

See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER HIGH YIELD INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 1997 (UNAUDITED)

Principal
Amount $                                                         Value $
---------                                                        -------
              CORPORATE BONDS
              PUBLISHING - (2.1%)
  275,000     K-III Communications
              Corporation
              10.250% 06/01/2004                                   292,188
                                                               -----------

              SERVICES - (3.2%)
  450,000     Host Marriott Travel Plazas,
              Incorporated
              9.500% 05/15/2005                                    461,250
                                                               -----------

              TRANSPORTATION - (2.2%)
  300,000     CHC Helicopter Corporation
              11.500% 07/15/2002                                   309,000
                                                               -----------

              UTILITIES - (7.6%)
  375,000     Intermedia Communications of
              Florida, Incorporated
              13.500% 06/01/2005                                   414,375
  525,000     MFS Communications Company,
              Incorporated
              8.114% 01/15/2006 (2)                                404,722
  50,000      PanAmSat Corporation
              9.750% 08/01/2000                                     52,438
  200,000     Texas New Mexico Power
              Company
              10.750% 09/15/2003                                   214,152
                                                               -----------
                                                                 1,085,687
                                                               -----------
              TOTAL CORPORATE
              BONDS
              (Cost $10,391,368) - 71.3%                        10,153,253
                                                               -----------
              COMMERCIAL PAPER
              ENTERTAINMENT - (4.9%)
  700,000     Disney, Walt Company
              5.420% 05/12/1997                                    698,841
                                                               -----------


Principal
Amount $                                                         Value $
--------                                                         -------
              FINANCIAL SERVICES - (19.6%)
  700,000     Ford Motor Credit Company
              5.420% 05/09/1997                                    699,157
  700,000     General Electric Capital
              Corporation
              5.490% 05/12/1997                                    698,826
  700,000     John Deere Capital Corporation
              5.490% 05/14/1997                                    698,612
  700,000     Sears Roebuck Acceptance
              Corporation
              5.480% 05/09/1997                                    699,147
                                                                ----------
                                                                 2,795,742
                                                                ----------
              TOTAL COMMERCIAL
              PAPER
              (Cost $3,494,583) - 24.5%                          3,494,583
                                                                ----------

              OTHER SHORT TERM INVESTMENT
              Repurchase Agreement - (2.6%)
  374,000     State Street Bank and Trust
              Company
              5.000% 05/01/1997 (3)
              (Cost $374,000) - 2.6%                               374,000
                                                                ----------

              TOTAL INVESTMENTS
              (Cost $14,259,951) - 98.4%                        14,021,836
              OTHER ASSETS LESS
              LIABILITIES  - 1.6%                                  227,501
                                                                ----------
              NET ASSETS - 100.0%                              $14,249,337
                                                                ----------
                                                                ----------

(1)Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 1997, these securities aggregated $666,688 or 4.7% of the net assets of the Fund.
(2)Zero coupon bond.  Coupon amount represents the yield to maturity.
(3)The repurchase agreement, dated 4/30/97, with a repurchase price of $374,052, is collateralized by a $355,000 United States Treasury Note, 8.75%, 8/15/00.

See notes to financial statments.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER HIGH YIELD INCOME FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1997 (UNAUDITED)


ASSETS
Investments in securities, at value - Note 2 . . . . . . .     $14,021,836
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . .             108
Interest receivable. . . . . . . . . . . . . . . . . . . .         234,469
Deferred organizational costs. . . . . . . . . . . . . . .          20,649
Prepaid expenses . . . . . . . . . . . . . . . . . . . . .          12,091
Due from Schroder Capital Management Inc. - Note 3 . . . .           6,400
                                                               -----------
  TOTAL ASSETS                                                  14,295,553
LIABILITIES
Advisory fee pyable - Note 3 . . . . . . . . . . . . . . .          10,631
Accounts payable and accrued expenses. . . . . . . . . . .          33,922
Dividends payable. . . . . . . . . . . . . . . . . . . . .           1,663
                                                               -----------
  TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . .          46,216
                                                               -----------
  NET ASSETS . . . . . . . . . . . . . . . . . . . . . . .     $14,249,337
                                                               -----------
                                                               -----------

NET ASSETS
Capital paid-in. . . . . . . . . . . . . . . . . . . . . .     $15,969,309
Distributions in excess of net investment income . . . . .         (16,400)
Accumulated net realized loss on investments . . . . . . .      (1,465,457)
Net unrealized depreciation of investments . . . . . . . .        (238,115)
                                                               -----------
  NET ASSETS . . . . . . . . . . . . . . . . . . . . . . .     $14,249,337
                                                               -----------
                                                               -----------

Net asset value, offering and redemption
  price per share  . . . . . . . . . . . . . . . . . . . .     $      8.30
Total shares outstanding at end of period. . . . . . . . .       1,717,782
Cost of securities . . . . . . . . . . . . . . . . . . . .     $14,259,951


See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER HIGH YIELD INCOME FUND
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)


INVESTMENT INCOME
  Interest income. . . . . . . . . . . . . . . . . . . . .       $ 744,642
                                                                 ---------
    TOTAL INCOME . . . . . . . . . . . . . . . . . . . . .         744,642
EXPENSES
  Investment advisory fees - Note 3. . . . . . . . . . . .          66,411
  Administrative fees - Note 3 . . . . . . . . . . . . . .          13,064
  Custodian fees . . . . . . . . . . . . . . . . . . . . .          20,529
  Audit fees . . . . . . . . . . . . . . . . . . . . . . .           7,538
  Legal fees . . . . . . . . . . . . . . . . . . . . . . .           6,447
  Printing expenses. . . . . . . . . . . . . . . . . . . .           2,976
  Trustees fees - Note 4 . . . . . . . . . . . . . . . . .           4,860
  Transfer agent fees. . . . . . . . . . . . . . . . . . .          20,446
  Organizational expenses. . . . . . . . . . . . . . . . .           4,784
  Registration fees. . . . . . . . . . . . . . . . . . . .           4,478
  Insurance. . . . . . . . . . . . . . . . . . . . . . . .              94
  Other. . . . . . . . . . . . . . . . . . . . . . . . . .             440
  Expenses borne by Schroder Capital Management
    Inc. - Note 3. . . . . . . . . . . . . . . . . . . . .         (37,693)
                                                                 ---------
    TOTAL EXPENSES . . . . . . . . . . . . . . . . . . . .         114,374
                                                                 ---------
    NET INVESTMENT INCOME. . . . . . . . . . . . . . . . .         630,268
                                                                 ---------

REALIZED AND UNREALIZED
    (LOSS) ON INVESTMENTS
  Net realized loss on investments . . . . . . . . . . . .        (135,536)
  Change in net unrealized appreciation/(depreciation)
    of investments . . . . . . . . . . . . . . . . . . . .        (515,966)
                                                                 ---------
  NET LOSS . . . . . . . . . . . . . . . . . . . . . . . .        (651,502)
                                                                 ---------
NET DECREASE IN NET ASSETS RESULTING
    FROM OPERATIONS. . . . . . . . . . . . . . . . . . . .        $(21,234)
                                                                 ---------
                                                                 ---------


See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER HIGH YIELD INCOME FUND
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
APRIL 30, 1997

                                                      SIX MONTHS        YEAR
                                                        ENDED          ENDED
                                                       4/30/97        10/31/96
                                                       --------        --------
                                                      (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS
  From operations:
    Net investment income  . . . . . . . . . . . . . $   630,268   $ 1,570,825
    Net realized gain (loss) on investments. . . . .    (135,536)      381,591
    Change in net unrealized depreciation of
      investments. . . . . . . . . . . . . . . . . .    (515,966)     (233,227)
                                                     -----------   -----------
    Net increase (decrease) in net assets resulting
      from operations. . . . . . . . . . . . . . . .     (21,234)    1,719,189
  Net equalization credits (debits). . . . . . . . .       2,164        (6,424)
  Dividends and distributions to
    Shareholders:
    From net investment income . . . . . . . . . . .    (761,838)   (1,659,875)
  Net decrease from trust share transactions . . . .    (424,012)   (5,087,578)
                                                     -----------   -----------
      TOTAL DECREASE . . . . . . . . . . . . . . . .  (1,204,920)   (5,034,688)
  Net Assets
    Beginning of period. . . . . . . . . . . . . . .  15,454,257    20,488,945
                                                     -----------   -----------
    End of period (a). . . . . . . . . . . . . . . . $14,249,337   $15,454,257
                                                     -----------   -----------
                                                     -----------   -----------

  (a) Including undistributed (distributions in
      excess of) net investment income . . . . . . . $   (16,400)  $   113,006
                                                     -----------   -----------
                                                     -----------   -----------


See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER HIGH YIELD INCOME FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD



                                                             SIX MONTHS                                     PERIOD
                                                               ENDED          YEAR ENDED OCTOBER 31,         ENDED
                                                              APRIL 30,       ----------------------      OCTOBER 31,
                                                              1997 (1)          1996           1995         1994 (2)
                                                              -------           ----           ----         -------

NET ASSET VALUE AT BEGINNING OF PERIOD . . . . . . . .    $     8.73        $  8.72        $  8.79         $10.00
INCOME FROM INVESTMENT OPERATIONS:
    Net Investment Income (3)  . . . . . . . . . . . .          0.37           0.77           0.84           0.48
    Net Realized and Unrealized Gain
    (Loss) on Investments. . . . . . . . . . . . . . .         (0.36)          0.07          (0.07)         (1.14)
                                                          ----------        -------        -------         ------
    TOTAL FROM INVESTMENT OPERATIONS . . . . . . . . .          0.01           0.84           0.77          (0.66)
                                                          ----------        -------        -------         ------
LESS DISTRIBUTIONS:
    From Net Investment Income . . . . . . . . . . . .         (0.44)         (0.83)         (0.84)         (0.47)
    In Excess of Net Investment Income . . . . . . . .          0.00           0.00           0.00          (0.01)
    Tax Return of Capital. . . . . . . . . . . . . . .          0.00           0.00           0.00          (0.07)
                                                          ----------        -------        -------         ------
    Total Distributions. . . . . . . . . . . . . . . .         (0.44)         (0.83)         (0.84)         (0.55)
                                                          ----------        -------        -------         ------
NET ASSET VALUE AT END OF PERIOD . . . . . . . . . . .    $     8.30         $ 8.73        $  8.72          $8.79
                                                          ----------        -------        -------         ------
                                                          ----------        -------        -------         ------
TOTAL RETURN . . . . . . . . . . . . . . . . . . . . .          0.05%(4)       9.98%          9.16%         (6.60)%(4)
RATIOS & SUPPLEMENTAL DATA
    Net Assets at End of Period (000's). . . . . . . .    $   14,249         $15,454       $ 20,489     $   15,956
    Ratio of Operating Expenses to
    Average Net Assets (3) . . . . . . . . . . . . . .          1.55%(5)        1.55%          1.48%          1.30%(5)
    Ratio of Net Investment Income to
    Average Net Assets . . . . . . . . . . . . . . . .          8.57%(5)        8.80%          9.67%          9.67%(5)
    Portfolio Turnover Rate. . . . . . . . . . . . . .         40.66%(4)       99.45%        149.58%         59.30%(4)



(1) Unaudited.
(2) For the period February 16, 1994 (commencement of investment operations) through October 31, 1994.
(3) Net Investment Income is after reimbursement of certain expenses by Schroder Capital Management Inc. (See Note 3 to the Fund's financial statements.) Had the Investment Adviser not undertaken to pay or reimburse expenses related to the Fund, the Net Investment Income per share and Ratio of Operating Expenses to Average Net Assets would have been as follows:
    1997 - $0.35 and 2.06%, 1996 - $0.74 and 1.89%, 1995 - $0.80 and 1.96%,
    1994 - $0.44 and 3.59%, respectively.
(4) Not annualized.
(5) Annualized.



See notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER HIGH YIELD INCOME FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1997 (UNAUDITED)

NOTE 1 -- ORGANIZATION

Schroder High Yield Income Fund (the "Fund", formerly Wertheim High Yield Income
Fund), is a diversified open-end management investment portfolio of Schroder Series Trust (the "Trust", formerly WSIS Series Trust) registered under the Investment Company Act of 1940, as amended. The Fund will be liquidated on June 16, 1997. The termination is subject to, and will be effected only after compliance with, applicable regulatory requirements.

The Trust was organized as a business trust under the laws of The Commonwealth of Massachusetts on May 6, 1993. The Trust is a diversified open-end series management investment company and has four other active portfolios, which are covered in a separate report.

Effective March 1, 1997, the Trust changed its name from WSIS Series Trust to Schroder Series Trust. Also, the name "Schroder" replaced "Wertheim" in the name of the Fund.


NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund which are in conformity with generally accepted accounting principles.

VALUATION OF INVESTMENTS: Debt securities are valued on the basis of valuations provided by pricing services that determine valuations for normal institutional size trading units of debt securities, or through obtaining independent quotes from market makers. Short-term debt instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which current market quotations are not readily available are valued at fair value as determined in accordance with procedures approved by the Trustees.

REPURCHASE AGREEMENTS: The Fund enters into repurchase agreements with approved institutions. The repurchase agreements are collateralized by U.S. Government securities. The Fund's custodian takes possession of the underlying securities, the market value of which at the time of purchase at least equals the resale price, principal amount plus interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER HIGH YIELD INCOME FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 1997 (UNAUDITED)

day, the value of the underlying securities is marked-to-market on a daily basis to ensure the adequacy of the underlying securities. Schroder Capital Management Inc. ("Schroder"), investment adviser to the Fund, is responsible for determining that the value of the underlying securities is at all times at least equal to the resale price. In the event of default by the seller to repurchase the securities, the Fund could realize a loss on the sale of the underlying securities to the extent that the proceeds of sale, including accrued interest, is less than the resale price of the repurchase agreement. If the seller should be involved in bankruptcy or insolvency proceedings, realization and/or retention of the underlying securities, or proceeds may be subject to legal proceedings.

INVESTMENT TRANSACTIONS: Investment security transactions are recorded as of trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.

INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

EXPENSES: Expenses are recorded on an accrual basis. Most of the expenses of the Trust can be directly attributed to a specific Fund. Expenses not directly attributed to a specific Fund are allocated among the Funds in a manner deemed equitable.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders from net investment income are declared and distributed monthly for the Fund. Distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

DEFERRED ORGANIZATION COSTS: Costs and expenses of the Trust paid by Schroder and its affiliates in connection with the organization of the Fund and the initial public offering of its shares have been deferred by the Fund and are being amortized on a straight-line basis from the date operations commenced over a period that it is expected a benefit will be realized, not to exceed five years.

Schroder has agreed with respect to the Fund that, if any of the initial shares of the Fund are redeemed during such amortization period by any holder thereof, the redemption proceeds will be reduced for any unamortized organization expenses in the same ratio as the number of shares redeemed bears to the number of initial shares held at the time of redemption.


EQUALIZATION: The Fund follows an accounting practice known as equalization by which a portion of the proceeds from sales and costs of redemptions of Fund shares equivalent, on a per share basis, to the amount of undistributed net investment income on the date of the transaction is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales and redemptions of the Fund's shares.



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                                          11

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SCHRODER HIGH YIELD INCOME FUND
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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 1997 (UNAUDITED)

FEDERAL INCOME TAXES: It is the intention of the Trust for the Fund to qualify as a "regulated investment company" by complying with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund would not be subject to federal income taxes to the extent that, among other things, they distribute substantially all of their taxable income, including realized capital gains, for the fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund would not be subject to a federal excise tax.

As of October 31, 1996, the Fund had a $1,328,390 realized capital loss carryforward, for Federal income tax purposes, available to be used to offset future realized capital gains. The carryforward expires on October 31, 2004.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for market discount, losses deferred due to wash sales and excise tax regulations.


NOTE 3 -- INVESTMENT ADVISORY FEES AND ADMINISTRATION AGREEMENT

The Trust has entered into an investment advisory agreement with Schroder.
Under the agreement, Schroder provides investment management services, and receives for its services compensation monthly at the annual rate of 0.90% based on average daily net assets of the Fund.

The Trust has also entered into an Administration Agreement with State Street Bank and Trust Company ("State Street"). Under the Administration Agreement, the Trust pays compensation to State Street at the following annual rates based on the average daily net assets of the Fund: 0.08% of the first $125 million of the Fund's average daily net assets, 0.06% of the next $125 million of the Fund's average daily net assets and 0.04% of the Fund's average daily net assets in excess of $250 million, subject to certain minimum requirements.

Schroder has voluntarily agreed to reduce its compensation and, if necessary, to pay certain expenses of the Fund until October 31, 1997, to the extent that the Fund's expenses (other than Schroder's compensation, brokerage, interest, taxes, deferred organizational expenses, and extraordinary expenses) exceed the annual rate of 0.65% of average daily net assets. The Fund pays all expenses not assumed by Schroder, including Trustees' fees, auditing, legal, custodial, and investor servicing and shareholder reporting expenses.



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                                          12

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SCHRODER HIGH YIELD INCOME FUND
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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 1997 (UNAUDITED)

NOTE 4 - TRUSTEES FEES

The Trust pays no compensation to Trustees who are employees of Schroder. Trustees who are not Schroder employees receive an annual fee of $5,000 and an additional fee of $1,500 for each Trustees' meeting attended.


NOTE 5 -- INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investments, excluding short-term securities for the Fund for the period ended April 30, 1997 were $5,392,272 and $10,072,182, respectively. The identified cost for federal income tax purposes of investments owned by the Fund at April 30, 1997 was $14,259,951. Gross unrealized appreciation and depreciation at April 30, 1997 were $172,415 and $410,530, respectively, resulting in net unrealized depreciation of $238,115 at April 30, 1997. The aggregate cost of the Fund's investments was substantially the same for book and federal income tax purposes at April 30, 1997.


NOTE 6 -- SHAREHOLDERS' TRANSACTIONS

Following is a summary of shareholder transactions for the Fund:


                                                        Six Months Ended              Year Ended
                                                         April 30, 1996             October 31, 1996
                                                           (Unaudited)
                                                      Shares        Dollars        Shares       Dollars
                                                      ------        -------        ------       -------
    Shares sold. . . . . . . . . . . . . . .        223,041   $  1,941,512        371,174   $  3,273,455
    Shares issued to shareholders in
    reinvestment . . . . . . . . . . . . . .         85,660        735,651        182,836      1,596,001
    Shares redeemed. . . . . . . . . . . . .       (360,462)    (3,099,011)    (1,134,160)    (9,963,458)
    Income equalization (received) paid. . .              0         (2,164)             0          6,424
    Net decrease . . . . . . . . . . . . . .        (51,761)  $   (424,012)      (580,150)  $ (5,087,578)



NOTE 7 -- BENEFICIAL INTEREST

At April 30, 1997, four shareholders each held 5% or more of the Fund and the total percentage of the Fund held by such shareholders was 47.10%.



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                                          13

INVESTMENT MANAGER
Schroder Capital Management Inc.

OFFICERS
Ashbel C. Williams, Jr., President
David Gibson, Vice President
Jane P. Lucas, Vice President
Catherine A. Mazza, Vice President
Mark J. Smith, Vice President
Robert Jackowitz, Treasurer
Alexandra Poe, Clerk
Barbara Gottlieb, Assistant Clerk

TRUSTEES
Madelon DeVoe Tally
David N. Dinkins
David Gibson
John I. Howell
Peter S. Knight

TRANSFER AND SHAREHOLDER SERVICING AGENT
Boston Financial Data Services, Inc.

CUSTODIAN
State Street Bank and Trust Company

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP



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The information contained in this report is intended for the general information of the shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust.
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